Inventories, Net	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Inventories, Net [Abstract]
INVENTORIES, NET

3 - INVENTORIES, NET

Inventories, net consisted of the following:

	December 31, 2024	March 31, 2024
Batteries	$2,893,576	$1,009,228
Electric Vehicles	4,665,639	2,634,643
Tires	608,145	687,927
Accessories	1,374,298	1,546,283
Inventories	9,541,658	5,878,081
Inventory reserves	(936,030)	(514,021)
Inventories, net	$8,605,628	$5,364,060

Movements of inventory reserves are as follows:

	December 31, 2024	December 31, 2023
Beginning balance	$514,021	$431,363
Addition	678,157	287,946
Write off	(256,147)	(316,278)
Ending Balance	$936,030	$403,031

As of December 31, 2024 and March 31, 2024, the inventory allowance balance was $936,030 and $514,021, respectively. For the nine months ended December 31, 2024 and 2023, the impairment loss was $678,157 and $287,946, respectively.

3 - INVENTORIES, NET

Inventories, net consisted of the following:

	March 31, 2024	March 31, 2023
Batteries	$1,009,228	$1,370,513
Electric Vehicles	2,634,643	2,485,573
Tires	687,927	414,031
Accessories	1,546,283	-
Inventories	5,878,081	4,270,117
Inventory reserves	(514,021)	(431,363)
Inventories, net	$5,364,060	$3,838,754

Movements of inventory reserves are as follows:

	March 31, 2024	March 31, 2023
Beginning balance	$431,363	$279,985
Addition	456,209	151,378
Write off	(373,551)	-
Ending Balance	$514,021	$431,363

As of March 31, 2024 and 2023, the inventory allowance balance was $514,021 and $431,363, respectively. For the years ended March 31, 2024 and 2023, the impairment loss was $456,209 and $151,378, respectively.